Long-term debt (Details 5) (Capital lease) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Capital lease obligations [Abstract]
Interest imputed on capital leases	CAD 95	CAD 118
Capital leases obligations
Capital lease obligations [Abstract]
Capital lease obligations maturity start year	2017
Capital lease obligations maturity end year	2037
Net carrying amount of properties which secures the capital lease obligations	CAD 403	603
Capital lease obligations collateral description	As at December 31, 2016, the capital lease obligations are secured by properties
Capital leases obligations | Minimum [Member]
Capital lease obligations [Abstract]
Interest rate for capital lease obligations	0.70%
Capital leases obligations | Maximum [Member]
Capital lease obligations [Abstract]
Interest rate for capital lease obligations	6.80%
Equipment lease assets [Member]
Capital lease obligations [Abstract]
Capital lease assets acquired in period	CAD 57	CAD 0